UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: April 30, 2013

Item 1.	Reports to Stockholders.

The Fund files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-766-8043; and (ii) on the Commission’s website at http://www.sec.gov.

Fund Overview

April 30, 2013 (Unaudited)

Market Commentary for the Six Months Ended April 30, 2013

United Association S&P 500 Index Fund

Performance

For the six months ending April 30, 2013, the United Association S&P 500 Index Fund Class I shares returned a total of 14.35% net of fees. The fund strives to track performance of the S&P 500 Index, which returned 14.14% over the same period.

U.S. equity markets experienced broad-based strength during the six-month period. Optimism about continued economic recovery and ongoing accommodative monetary policy in the U.S., Europe and Japan helped drive six consecutive months of positive returns in the U.S. equity markets and lifted the S&P 500 Index to a new record high by the end of the semi-annual period.

As the semi-annual period began in November 2012, the U.S. equity markets achieved positive returns despite uncertainty about the then-looming fiscal cliff of automatic government spending cuts and tax increases. Following virtually status quo U.S. election results, positive, albeit modest, performance continued in December 2012 on strong macroeconomic data, especially in the housing and labor markets, and the Federal Reserve’s (the Fed’s) announcement of additional asset purchases. Also in December, the Fed updated its low interest policy to include the conditions that the unemployment rate must decline to 6.5% or lower and inflation must hit certain levels before it would tighten again.

The new calendar year started on a positive note. Lawmakers reached last-minute agreement on the fiscal cliff, and macroeconomic and corporate earnings data was broadly improved in January 2013. Positive momentum continued in February 2013 on increased merger and acquisition activity and on Fed officials’ stated support for monetary intervention — despite the debate around the U.S. federal budget and sequestration, or automatic spending cuts, scheduled to go into effect in March 2013. Political uncertainty in Europe, including a financial crisis in Cyprus and a political stalemate in Italy, caused some short-lived volatility but not enough to halt the momentum of U.S. equities. In March 2013, strong macroeconomic numbers continued to support the U.S. equity rally. It was reported that the unemployment rate had dropped to 7.7% and that housing prices had risen at their fastest pace since mid-2006. The S&P 500 Index reached new closing highs at the end of the March. In April 2013, consumer confidence significantly exceeded expectations. Despite some weak corporate earnings and mixed economic data, U.S. equities posted robust gains for April, with the S&P 500 Index closing the month having logged its best calendar year-to-date performance since 1998.

For the semi-annual period overall, all 10 sectors in the S&P 500 Index produced positive returns, led by consumer discretionary, health care and financials. The comparatively weakest performing sectors in the S&P 500 Index were information technology, weighed upon by poor performance from several bellwether stocks in the sector, and energy, pressured by declining oil prices and concerns regarding slowing global economic growth. Within the S&P 500 Index, the stocks with the highest total returns during the six-month period were Internet-based television and movie subscription service Netflix, hospitals and health care facilities operator Tenet Healthcare, solar module manufacturer First Solar, consumer electronics retailer Best Buy and semiconductor manufacturer Micron Technology. The weakest performing securities were iron ore and coal miner Cliffs Natural Resources, gold miner Newmont Mining, department store retailer J.C. Penney, coal miner Peabody Energy and medical instruments manufacturer Edwards Lifesciences.

From an equity market factors perspective, investors were more willing to embrace risk during the last months of 2012, as quality characteristics, such as High Return on Equity and High Credit Quality, lagged their counterparts in the low quality, deep value rally of November and December 2012. The top-performing factors during these months were Traditional Value and Price Reversal. The worst performing factors were Earnings Momentum and Price Momentum. Volatility and stock correlations decreased during the first four months of 2013. The top performing factors during these months were Deep Value and Price Momentum, and there was a notable rotation by investors into the health care sector.

We expect equity market volatility to rise modestly from levels seen at the end of April 2013, as investors attempt to gauge the impact of the government sequestration on economic growth and on corporate earnings. Most of the uncertainty regarding the market at the end of the semi-annual period was centered on whether or not the Fed will reduce or “taper” the amount of U.S. Treasury and mortgage-backed securities it is buying each month as part of its current quantitative easing program. The yield on the 10-year U.S. Treasury note surged in the weeks following the close of the semi-annual period, and the day-to-day trading range of the S&P 500 Index expanded considerably over the same time frame, largely due to this uncertainty.

Fund Overview

April 30, 2013 (Unaudited)

The revised earnings forecast on the S&P 500 Index after most of the first quarter 2013 results were reported was for $110.53 in 2013, down from the $112.17 estimate reported on January 1, 2013. Still, the latest forecasts represent 14% year-over-year earnings per share growth from 2012 to 2013 and 11% earnings growth from 2013 to 2014. Of course, earnings growth will be largely dependent on revenue growth in the months ahead. All told, we believe it is likely the U.S. equity market rally will continue over the remainder of the calendar year.

Sincerely,

Hitesh Patel

Managing Director and Senior Portfolio Manager

The performance quoted herein represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost, and current performance may be higher or lower than the performance quoted. For performance data current to the most recent month end, please call 1-888-766-8043 or visit www.uafund.com.

The above commentary represents management’s assessment of the Fund and the market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

Mutual fund investing involves risk including possible loss of principal. In addition to the normal risks associated with investing, investments in smaller companies typically exhibit higher volatility.

Carefully consider the fund’s investment objectives, risk, and charges and expenses. This and other information can be found in the fund’s prospectus which can be obtained by calling 1-888-766-8043 or by visiting www.uafund.com. Please read the prospectus carefully before investing.

Fund Overview

April 30, 2013 (Unaudited)

Top 10 Holdings* (% of Total Net Assets)
Apple Computer	2.9%	Google, Cl A	1.6%
Exxon Mobil	2.8%	Pfizer	1.5%
Microsoft	1.7%	Procter & Gamble	1.5%
Johnson & Johnson	1.6%	International Business
Chevron	1.6%	Machines	1.4%
General Electric	1.6%

*Excludes Cash Equivalent securities.

The top 10 holdings are presented to illustrate examples of the securities that the Fund holds as of the semi-annual period end and may not be representative of the Fund’s current or future investments.

Definition of the Index

The Standard & Poor’s 500® Index (S&P 500) is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The return per the total return index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

“Standard & Poor’s®”, “S&P®”, “S&P500®”, “Standard & Poor’s 500” and “500” are trade-marks of The McGraw-Hill Companies, Inc. and have been licensed for use by PNC Capital Advisors, LLC. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

April 30, 2013 (Unaudited)

United Association S&P 500 Index Fund

Sector Weightings†

† Percentages are based on total investments.

Schedule of Investments

Description	Shares	Value

Common Stock (98.9%)
Consumer Discretionary (11.7%)
Abercrombie & Fitch, Cl A	717	$35,535
Amazon.com*	3,485	884,528
Apollo Group, Cl A*	2,220	40,781
AutoNation*	402	18,295
Autozone*	322	131,727
Bed Bath & Beyond*	2,053	141,246
Best Buy	2,562	66,586
BorgWarner*	952	74,418
Cablevision Systems, Cl A	1,968	29,244
CarMax*	2,116	97,421
Carnival	4,338	149,704
CBS, Cl B	5,451	249,547
Chipotle Mexican Grill, Cl A*	283	102,783
Coach	2,942	173,166
Comcast, Cl A	24,305	1,003,797
Darden Restaurants	1,163	60,046
Delphi Automotive	2,584	119,406
DIRECTV*	5,068	286,646
Discovery Communications, Cl A*	2,322	183,020
Dollar General*	2,939	153,092
Dollar Tree*	2,186	103,966
DR Horton	2,445	63,766
Expedia	842	47,017
Family Dollar Stores	904	55,478
Ford Motor	35,211	482,743
Fossil*	468	45,920
GameStop, Cl A	1,260	43,974
Gannett	2,091	42,155
Gap	3,053	115,983
Garmin	1,007	35,326
Genuine Parts	1,415	108,007
Goodyear Tire & Rubber*	2,200	27,489

Description	Shares	Value

H&R Block	1,440	$39,946
Harley-Davidson	2,053	112,197
Harman International Industries	624	27,899
Hasbro	1,069	50,639
Home Depot	14,111	1,035,042
International Game Technology	2,552	43,256
Interpublic Group	2,964	41,022
JC Penney	1,359	22,315
Johnson Controls	6,036	211,320
Kohl’s	1,964	92,426
L Brands	2,244	113,120
Leggett & Platt	1,252	40,364
Lennar, Cl A	1,441	59,398
Lowe’s	10,112	388,503
Macy’s	3,796	169,302
Marriott International, Cl A	1,952	84,053
Mattel	3,157	144,149
McDonald’s	9,241	943,876
NetFlix*	489	105,658
Newell Rubbermaid	2,525	66,509
News, Cl A	18,158	562,353
Nike, Cl B	6,683	425,039
Nordstrom	1,402	79,339
Omnicom Group	2,447	146,257
O’Reilly Automotive*	1,168	125,350
PetSmart	1,054	71,925
priceline.com*	458	318,764
PulteGroup*	2,941	61,731
PVH	722	83,326
Ralph Lauren, Cl A	593	107,677
Ross Stores	2,114	139,672
Scripps Networks Interactive, Cl A	845	56,260
Staples	6,003	79,480
Starbucks	7,079	430,686
Starwood Hotels & Resorts Worldwide	1,755	113,232
Target	6,058	427,452
Tiffany	1,159	85,395
Time Warner	8,648	516,978
Time Warner Cable, Cl A	2,737	256,977
TJX	6,923	337,635
TripAdvisor*	842	44,272
Urban Outfitters*	1,085	44,962
VF	799	142,398
Viacom, Cl B	4,100	262,359
Walt Disney	16,665	1,047,229
Washington Post, Cl B	45	19,950
Whirlpool	731	83,539
Wyndham Worldwide	1,309	78,645
Wynn Resorts	691	94,874
Yum! Brands	4,058	276,431

		15,483,993

The accompanying notes are an integral part of the financial statements.

April 30, 2013 (Unaudited)

United Association S&P 500 Index Fund — continued

Description	Shares	Value

Consumer Staples (11.0%)
Altria Group	18,752	$684,636
Archer-Daniels-Midland	5,998	203,572
Avon Products	3,832	88,749
Beam	1,409	91,176
Brown-Forman, Cl B	1,381	97,360
Campbell Soup	1,657	76,901
Clorox	1,184	102,120
Coca-Cola	35,536	1,504,239
Coca-Cola Enterprises	2,741	100,403
Colgate-Palmolive	4,123	492,327
ConAgra Foods	3,755	132,814
Constellation Brands, Cl A*	1,590	78,466
Costco Wholesale	4,052	439,358
CVS	11,306	657,783
Dean Foods*	1,716	32,844
Dr. Pepper Snapple Group	1,969	96,146
Estee Lauder, Cl A	2,359	163,597
General Mills	5,909	297,932
Hershey	1,416	126,251
HJ Heinz	2,942	213,060
Hormel Foods	1,274	52,578
JM Smucker	997	102,920
Kellogg	2,264	147,251
Kimberly-Clark	3,588	370,246
Kraft Foods Group	5,410	278,561
Kroger	4,728	162,549
Lorillard	3,634	155,862
McCormick	1,216	87,479
Mead Johnson Nutrition, Cl A	1,883	152,692
Molson Coors Brewing, Cl B	1,451	74,872
Mondelez International, Cl A	16,549	520,466
Monster Beverage*	1,385	78,114
PepsiCo	14,246	1,174,868
Philip Morris International	15,270	1,459,659
Procter & Gamble	25,304	1,942,588
Reynolds American	3,120	147,950
Safeway	2,401	54,071
Sysco	5,466	190,545
Tyson Foods, Cl A	2,660	65,516
Walgreen	7,599	376,227
Wal-Mart Stores	15,322	1,190,826
Whole Foods Market	1,465	129,389

		14,594,963

Energy (10.5%)
Anadarko Petroleum	4,637	393,032
Apache	3,670	271,140
Baker Hughes	4,027	182,785

Description	Shares	Value

Cabot Oil & Gas	1,973	$134,263
Cameron International*	2,139	131,655
Chesapeake Energy	4,941	96,547
Chevron	17,830	2,175,438
ConocoPhillips	11,106	671,358
CONSOL Energy	2,103	70,745
Denbury Resources*	3,546	63,438
Devon Energy	3,420	188,305
Diamond Offshore Drilling	632	43,671
Ensco, Cl A	2,105	121,416
EOG Resources	2,438	295,388
EQT	1,388	104,266
Exxon Mobil	41,305	3,675,732
FMC Technologies*	2,175	118,102
Halliburton	8,697	371,971
Helmerich & Payne	1,004	58,854
Hess	2,838	204,847
Kinder Morgan	5,760	225,216
Marathon Oil	6,486	211,898
Marathon Petroleum	3,213	251,771
Murphy Oil	1,787	110,955
Nabors Industries Ltd.	2,548	37,685
National Oilwell Varco	3,862	251,880
Newfield Exploration*	1,238	26,976
Noble	2,278	85,425
Noble Energy	1,631	184,776
Occidental Petroleum	7,366	657,489
Peabody Energy	2,404	48,224
Phillips 66	5,944	362,287
Pioneer Natural Resources	1,139	139,220
QEP Resources	1,601	45,965
Range Resources	1,488	109,398
Rowan, Cl A*	1,122	36,499
Schlumberger	12,076	898,817
Southwestern Energy*	3,163	118,359
Spectra Energy	5,989	188,833
Tesoro	1,278	68,245
Valero Energy	5,147	207,527
Williams	5,925	225,921
WPX Energy*	1,762	27,540

		13,893,859

Financials (15.8%)
ACE	3,217	286,763
Aflac	4,323	235,344
Allstate	4,482	220,783
American Express	8,834	604,334
American International Group*	13,505	559,377
American Tower REIT, Cl A	3,598	302,196
Ameriprise Financial	1,967	146,601

The accompanying notes are an integral part of the financial statements.

April 30, 2013 (Unaudited)

United Association S&P 500 Index Fund — continued

Description	Shares	Value

Aon	2,945	$177,731
Apartment Investment & Management REIT, Cl A	1,100	34,221
Assurant	848	40,314
AvalonBay Communities REIT	1,031	137,164
Bank of America	100,172	1,233,117
Bank of New York Mellon	10,903	307,683
BB&T	6,419	197,513
Berkshire Hathaway, Cl B*	16,904	1,797,233
BlackRock, Cl A (A)	1,160	309,140
Boston Properties REIT	1,348	147,512
Capital One Financial	5,254	303,576
CBRE Group, Cl A*	2,816	68,204
Charles Schwab	10,642	180,488
Chubb	2,463	216,917
Cincinnati Financial	1,467	71,751
Citigroup	27,761	1,295,328
CME Group, Cl A	2,905	176,798
Comerica	1,660	60,175
Discover Financial Services	4,443	194,337
E*Trade Financial*	2,058	21,177
Equity Residential REIT	2,773	161,000
Fifth Third Bancorp	8,115	138,198
First Horizon National	2,220	23,088
Franklin Resources	1,252	193,634
Genworth Financial, Cl A*	4,393	44,062
Goldman Sachs Group	3,982	581,651
Hartford Financial Services Group	3,769	105,871
HCP REIT	4,002	213,307
Health Care REIT	2,338	175,280
Host Hotels & Resorts REIT	6,320	115,466
Hudson City Bancorp	5,847	48,589
Huntington Bancshares	9,250	66,323
IntercontinentalExchange*	652	106,230
Invesco	3,993	126,738
JPMorgan Chase	34,995	1,715,105
KeyCorp*	8,142	81,176
Kimco Realty REIT	3,547	84,348
Legg Mason	1,089	34,696
Leucadia National	1,755	54,212
Lincoln National	2,425	82,474
Loews	2,743	122,530
M&T Bank	1,111	111,322
Marsh & McLennan	4,824	183,360
McGraw-Hill	2,549	137,926
MetLife	9,869	384,792
Moody’s	1,719	104,601
Morgan Stanley	13,067	289,434
Nasdaq OMX Group	1,117	32,929
Northern Trust	2,098	113,124

Description	Shares	Value

NYSE Euronext	2,235	$86,740
People’s United Financial	3,146	41,401
Plum Creek Timber REIT	1,438	74,114
PNC Financial Services Group (A)	4,788	325,009
Principal Financial Group	2,565	92,597
Progressive	5,371	135,833
ProLogis REIT	4,104	172,163
Prudential Financial	4,471	270,138
Public Storage REIT	1,365	225,225
Regions Financial	12,789	108,579
Simon Property Group REIT	2,865	510,171
SLM	4,037	83,364
State Street	4,190	244,989
SunTrust Banks	4,873	142,535
T Rowe Price Group	2,251	163,198
Torchmark	894	55,491
Travelers	3,530	301,497
UnumProvident	2,389	66,629
US Bancorp	17,285	575,245
Ventas REIT	2,594	206,560
Vornado Realty Trust REIT	1,590	139,220
Wells Fargo	44,696	1,697,554
Weyerhaeuser REIT	4,767	145,441
XL Group, Cl A	2,840	88,438
Zions Bancorporation	1,442	35,502

		20,944,876

Health Care (12.6%)
Abbott Laboratories	14,554	537,334
AbbVie	14,554	670,212
Actavis*	1,187	125,501
Aetna	3,228	185,416
Agilent Technologies	3,043	126,102
Alexion Pharmaceuticals*	1,805	176,890
Allergan	2,742	311,354
AmerisourceBergen	2,361	127,777
Amgen	7,014	730,929
Baxter International	5,058	353,403
Becton Dickinson	1,730	163,139
Biogen Idec*	2,186	478,581
Boston Scientific*	13,104	98,149
Bristol-Myers Squibb	14,781	587,101
Cardinal Health	3,191	141,106
CareFusion*	2,014	67,348
Celgene*	3,790	447,485
Cerner*	1,315	127,253
Cigna	2,525	167,079
Coventry Health Care	1,276	63,226
Covidien	4,248	271,192
CR Bard	694	68,956

The accompanying notes are an integral part of the financial statements.

April 30, 2013 (Unaudited)

United Association S&P 500 Index Fund — continued

Description	Shares	Value

DaVita*	847	$100,497
DENTSPLY International	1,332	56,410
Edwards Lifesciences*	1,047	66,788
Eli Lilly	9,534	527,993
Express Scripts*	7,568	449,312
Forest Laboratories*	2,176	81,404
Gilead Sciences*	14,001	709,011
Hospira*	1,444	47,825
Humana	1,497	110,943
Intuitive Surgical*	406	199,870
Johnson & Johnson	25,665	2,187,428
Laboratory Corp of America Holdings*	872	81,410
Life Technologies*	1,527	112,524
McKesson	2,126	224,973
Medtronic	9,151	427,169
Merck	27,249	1,280,703
Mylan*	3,923	114,199
Patterson	782	29,677
PerkinElmer	1,018	31,202
Perrigo	874	104,364
Pfizer	66,966	1,946,702
Quest Diagnostics	1,416	79,763
Regeneron Pharmaceuticals*	710	152,749
St. Jude Medical	2,823	116,364
Stryker	2,643	173,328
Tenet Healthcare*	871	39,509
Thermo Fisher Scientific	3,215	259,386
UnitedHealth Group	9,224	552,794
Varian Medical Systems*	989	64,423
Waters*	805	74,382
WellPoint	2,738	199,655
Zimmer Holdings	1,580	120,791

		16,749,081

Industrials (9.7%)
3M	5,880	615,695
ADT	2,089	91,164
Avery Dennison	934	38,714
Boeing	5,986	547,180
Caterpillar	6,140	519,874
CH Robinson Worldwide	1,518	90,154
Cintas	1,007	45,184
CSX	9,509	233,826
Cummins	1,636	174,054
Danaher	5,143	313,414
Deere	3,601	321,569
Dover	1,655	114,162
Dun & Bradstreet	433	38,299
Eaton	4,389	269,528
Emerson Electric	6,559	364,090

Description	Shares	Value

Equifax	1,108	$67,810
Expeditors International Washington	1,930	69,345
Fastenal	2,456	120,467
FedEx	2,692	253,075
Flowserve	398	62,932
Fluor	1,507	85,869
General Dynamics	3,022	223,507
General Electric	96,909	2,160,102
Honeywell International	7,136	524,781
Illinois Tool Works	3,905	252,107
Ingersoll-Rand	2,374	127,721
Iron Mountain	1,767	66,899
Jacobs Engineering Group*	1,120	56,537
Joy Global	976	55,164
L-3 Communications Holdings	890	72,313
Lockheed Martin	2,418	239,600
Masco	2,934	57,037
Norfolk Southern	2,909	225,215
Northrop Grumman	2,284	172,990
Paccar	3,160	157,305
Pall	1,053	70,246
Parker Hannifin	1,367	121,075
Pentair*	1,944	105,656
Pitney Bowes	1,850	25,290
Precision Castparts	1,312	250,973
Quanta Services*	1,245	34,213
Raytheon	3,108	190,769
Republic Services, Cl A	2,913	99,275
Robert Half International	1,260	41,353
Rockwell Automation	1,317	111,655
Rockwell Collins	1,374	86,452
Roper Industries	860	102,899
Ryder System	458	26,596
Snap-on	527	45,427
Southwest Airlines	7,014	96,092
Stanley Black & Decker	1,490	111,467
Stericycle*	792	85,789
Textron	2,529	65,122
Tyco International	4,179	134,229
Union Pacific	4,341	642,294
United Parcel Service, Cl B	6,599	566,458
United Technologies	7,731	705,763
W.W. Grainger	571	140,734
Waste Management	4,277	175,272
Xylem	1,640	45,510

		12,908,292

Information Technology (17.7%)
Accenture, Cl A	6,024	490,595
Adobe Systems*	4,483	202,094

The accompanying notes are an integral part of the financial statements.

April 30, 2013 (Unaudited)

United Association S&P 500 Index Fund — continued

Description	Shares	Value

Advanced Micro Devices*	9,391	$26,483
Akamai Technologies*	1,616	70,959
Altera	2,882	92,253
Amphenol, Cl A	1,487	112,298
Analog Devices	2,648	116,485
Apple Computer	8,706	3,854,582
Applied Materials	11,502	166,894
Autodesk*	1,914	75,373
Automatic Data Processing	4,495	302,693
BMC Software*	1,495	67,993
Broadcom, Cl A	4,668	168,048
CA	3,333	89,891
Cisco Systems	50,077	1,047,611
Citrix Systems*	1,715	106,622
Cognizant Technology Solutions, Cl A*	2,868	185,847
Computer Sciences	1,434	67,183
Corning	13,272	192,444
Dell	13,743	184,156
eBay*	11,117	582,420
Electronic Arts*	3,092	54,450
EMC*	18,917	424,308
F5 Networks*	697	53,272
Fidelity National Information Services	2,677	112,568
First Solar*	545	25,375
Fiserv*	1,253	114,161
FLIR Systems	1,394	33,888
Google, Cl A*	2,510	2,069,671
Harris	1,040	48,048
Hewlett-Packard*	17,929	369,337
Intel	45,407	1,087,498
International Business Machines	9,487	1,921,497
Intuit	2,646	157,807
Jabil Circuit	1,687	30,029
JDS Uniphase*	2,016	27,216
Juniper Networks*	4,806	79,539
KLA-Tencor	1,550	84,087
Lam Research*	1,823	84,259
Linear Technology	2,076	75,774
LSI*	4,996	32,674
Mastercard, Cl A	979	541,318
Microchip Technology	1,729	62,970
Micron Technology*	8,371	78,855
Microsoft	69,687	2,306,640
Molex	1,234	34,021
Motorola Solutions	2,692	153,982
NetApp*	3,133	109,310
NVIDIA	5,657	77,897
Oracle	33,703	1,104,784
Paychex	3,439	125,214
Qualcomm	15,974	984,318

Description	Shares	Value

Red Hat*	1,786	$85,603
SAIC	2,527	37,753
Salesforce.com*	5,212	214,265
SanDisk*	2,114	110,858
Seagate Technology	2,687	98,613
Symantec*	6,571	159,675
TE Connectivity	3,830	166,796
Teradata*	1,503	76,758
Teradyne*	1,650	27,126
Texas Instruments	10,282	372,311
Total System Services	1,464	34,580
VeriSign*	1,445	66,571
Visa, Cl A	4,717	794,626
Western Digital	1,889	104,424
Western Union	4,486	66,438
Xerox	12,100	103,818
Xilinx	2,356	89,316
Yahoo!*	9,417	232,883

		23,510,105

Materials (3.3%)
Air Products & Chemicals	1,912	166,268
Airgas	642	62,049
Alcoa	9,412	80,002
Allegheny Technologies	936	25,253
Ball	1,412	62,298
Bemis	941	37,028
CF Industries Holdings	599	111,719
Cliffs Natural Resources	1,604	34,230
Dow Chemical	10,888	369,212
Eastman Chemical	1,254	83,579
Ecolab	2,402	203,257
EI du Pont de Nemours	8,545	465,788
FMC	1,274	77,332
Freeport-McMoRan Copper & Gold	8,707	264,954
International Flavors & Fragrances	734	56,657
International Paper	3,973	186,652
LyondellBasell Industries, Cl A	3,435	208,505
MeadWestvaco	1,523	52,513
Monsanto	4,871	520,320
Mosaic	2,522	155,330
Newmont Mining	4,487	145,379
Nucor	2,842	123,968
Owens-Illinois*	1,483	38,973
PPG Industries	1,282	188,633
Praxair	2,737	312,839
Sealed Air	1,703	37,670
Sherwin-Williams	788	144,291
Sigma-Aldrich	1,118	87,975
United States Steel	1,185	21,093

The accompanying notes are an integral part of the financial statements.

April 30, 2013 (Unaudited)

United Association S&P 500 Index Fund — continued

Description	Shares	Value

Vulcan Materials	1,177	$58,709

		4,382,476

Telecommunication Services (3.0%)
AT&T	50,759	1,901,432
CenturyTel	5,673	213,135
Crown Castle International*	2,719	209,363
Frontier Communications	9,555	39,749
Sprint-FON Group*	26,965	190,103
Verizon Communications	26,038	1,403,708
Windstream	5,432	46,281

		4,003,771

Utilities (3.6%)
AES	6,012	83,326
AGL Resources	1,069	46,876
Ameren	2,232	80,910
American Electric Power	4,483	230,561
CenterPoint Energy	3,977	98,152
CMS Energy	2,414	72,275
Consolidated Edison	2,748	174,910
Dominion Resources	5,336	329,125
DTE Energy	1,593	116,098
Duke Energy	6,541	491,883
Edison International	3,041	163,606
Entergy	1,636	116,532
Exelon	8,005	300,268
FirstEnergy	3,911	182,253
Integrys Energy Group	727	44,754
NextEra Energy	3,864	316,964
NiSource	2,666	81,926
Northeast Utilities	2,810	127,377
NRG Energy	2,941	81,966
Oneok	1,934	99,330
Pepco Holdings	2,180	49,268
PG&E	3,796	183,878
Pinnacle West Capital	1,036	63,092
PPL	5,492	183,323
Public Service Enterprise Group	4,718	172,726
SCANA	1,088	58,970
Sempra Energy	2,234	185,087
Southern	8,071	389,264
TECO Energy	2,053	39,274
Wisconsin Energy	2,164	97,250
Xcel Energy	4,592	145,980

		4,807,204

Total Common Stock (Cost $144,202,016)		131,278,620

Description	Shares	Value

Cash Equivalent (0.9%)
PNC Advantage Institutional Money Market Fund, 0.050% (B) (C) (Cost $1,182,746)	1,182,746	$1,182,746

Exchange Traded Fund (0.4%)
SPDR S&P 500 ETF Trust (Cost $503,622)	3,182	508,102

Total Investments – 100.2% (Cost $145,888,384)		$132,969,468

Percentages are based on Net Assets of $132,743,779.

*Non-income producing security.

(A)	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.
(B)	Investment in Affiliated Security (see Note 3).
(C)	The rate reported is the 7-day effective yield as of April 30, 2013.

Cl — Class

ETF — Exchange-Traded Fund Class

Ltd. — Limited

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

A list of the open long S&P 500 Index futures contracts held by the Fund at April 30, 2013, is as follows:

Number of Contracts	Contract Value	Expiration	Unrealized Appreciation
17	$1,353,370	June 2013	$40,545

For the period ended April 30, 2013, the total amount of all open futures contracts, as presented in the table above, is representative of the volume of activity for the derivative type during the period.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

As of April 30, 2013 (Unaudited)

United Association S&P 500 Index Fund
Assets:
Investments at Value (Cost $143,810,776)	$131,152,573
Affiliated Investment at Value (Cost $2,077,608)	1,816,895
Receivable for Capital Shares Sold	170,377
Dividends Receivable	120,504
Receivable due from Distributor	61,019
Deposits with Brokers for Open Futures	59,500
Receivable for Investment Securities Sold	31,849
Prepaid Expenses	20,869
Variation Margin Receivable	3,400
Total Assets	133,436,986
Liabilities:
Payable for Investment Securities Purchased	303,775
Payable for Capital Shares Redeemed	214,468
Payable for Distribution Fees	88,327
Payable due to Investment Adviser	10,158
Chief Compliance Officer Fees Payable	2,794
Payable due to Trustees’	2,587
Payable due to Administrator	2,465
Payable due to Custodian	534
Other Accrued Expenses	68,099
Total Liabilities	693,207
Net Assets	$132,743,779
Net Assets Consist of:
Paid-in Capital	$148,878,548
Undistributed Net Investment Income	95,284
Accumulated Net Realized Loss on Investments and Futures Contracts	(3,351,682)
Net Unrealized Depreciation on Investments	(12,918,916)
Net Unrealized Appreciation on Futures Contracts	40,545
Net Assets	$132,743,779
Class I:
Net Asset Value, Offering and Redemption Price Per Share — Institutional Shares ($103,976,587 ÷ 8,898,094 shares)	$11.69

Class II:
Net Asset Value, Offering and Redemption Price Per Share — Retail Shares ($28,767,192 ÷ 2,466,326 shares)	$11.66

The accompanying notes are an integral part of the financial statements.

Statement of Operations

For the six months ended April 30, 2013 (Unaudited)

United Association S&P 500 Index Fund
Investment Income:
Dividends (Net of Foreign Taxes Withheld of $456)	$1,535,793
Dividends from Affiliated Investment	8,254
Total Income	1,544,047
Expenses:
Investment Advisory Fees	61,279
Administration Fees	14,870
Distribution Fees — Class II	13,771
Trustees’ Fees	6,703
Chief Compliance Officer Fees	3,757
Custodian Fees	3,225
Transfer Agent Fees	89,443
Professional Fees	33,255
Printing Fees	16,860
Registration Fees	11,932
Other Expenses	14,871
Total Expenses	269,966
Less: Distribution Fees — Class II Waived	(6,885)
Net Expenses	263,081
Net Investment Income	1,280,966
Realized and Unrealized Gain (Loss):
Net Realized Gain on Investments	1,207,090
Net Realized Gain on Affiliated Investments	9,635
Net Realized Gain on Futures Contracts	110,878
Net Change in Unrealized Appreciation (Depreciation) on Investments	14,726,557
Net Change in Unrealized Appreciation (Depreciation) on Affiliated Investments	134,424
Net Change in Unrealized Appreciation (Depreciation) on Futures Contracts	54,914
Net Realized and Unrealized Gain	16,243,498
Net Increase in Net Assets Resulting from Operations	$17,524,464

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

	United Association S&P 500 Index Fund
	11/1/12- 4/30/13 (unaudited)	11/1/11- 10/31/12
Operations:
Net Investment Income	$1,280,966	$2,440,265
Net Realized Gain on Investments (Including Gain (Loss) on Affiliated Investments)	1,216,725	5,066,660
Net Realized Gain on Futures Contracts	110,878	388,238
Net Change in Unrealized Appreciation (Depreciation) on Investments (Including Appreciation (Depreciation) on Affiliated Investments)	14,860,981	12,401,712
Net Change in Unrealized Appreciation (Depreciation) on Futures Contracts	54,914	(180,700)
Net Increase in Net Assets Resulting from Operations	17,524,464	20,116,175
Dividends:
Net Investment Income
Class I	(1,033,348)	(1,973,209)
Class II	(278,342)	(482,398)
Net Decrease in Net Assets from Dividends	(1,311,690)	(2,455,607)
Capital Share Transactions:
Class I
Issued	4,415,874	20,052,574
Reinvestment of Dividends	1,033,348	1,965,537
Redeemed	(13,537,559)	(42,709,956)

Net Class I Capital Share Transactions	(8,088,337)	(20,691,845)
Class II
Issued	1,932,173	4,205,779
Reinvestment of Dividends	278,130	482,077
Redeemed	(3,831,654)	(9,206,567)

Net Class II Capital Share Transactions	(1,621,351)	(4,518,711)
Net Decrease in Net Assets from Capital Share Transactions	(9,709,688)	(25,210,556)
Total Increase (Decrease) in Net Assets	6,503,086	(7,549,988)
Net Assets:
Beginning of Period	126,240,693	133,790,681
End of Period (including undistributed net investment income of $95,284 and $121,398, respectively	$132,743,779	$126,240,693

Share transactions:
Class I
Issued	403,012	2,106,369
Reinvestment of Dividends	96,183	197,465
Redeemed	(1,210,351)	(4,241,583)

Net Decrease in Shares Outstanding from Share Transactions	(711,156)	(1,937,749)
Class II
Issued	180,206	426,605
Reinvestment of Dividends	25,913	48,506
Redeemed	(351,192)	(939,009)

Net Decrease in Shares Outstanding from Share Transactions	(145,073)	(463,898)

The accompanying notes are an integral part of the financial statements.

Financial Highlights

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Total Dividends	Net Asset Value, End of Period	Total Return†		Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

United Association S&P 500 Index Fund

Class I
2013††	$10.33	$0.11	$1.36	$1.47	$(0.11)	$(0.11)	$11.69	14.35%		$103,977	0.40	%(2)	0.40	%(2)	2.00	%(2)	4%
2012	9.15	0.18	1.18	1.36	(0.18)	(0.18)	10.33	14.93		99,303	0.39		0.39		1.81		22
2011	8.64	0.16	0.53	0.69	(0.18)	(0.18)	9.15	8.02		105,692	0.28		0.28		1.74		22
2010	7.60	0.16	1.04	1.20	(0.16)	(0.16)	8.64	15.99		203,744	0.25		0.25		1.99		24
2009	7.05	0.15	0.55	0.70	(0.15)	(0.15)	7.60	10.29		185,803	0.28		0.28		2.19		14
2008	11.23	0.19	(4.18)	(3.99)	(0.19)	(0.19)	7.05	(35.95)		144,247	0.23		0.23		1.95		18

Class II
2013††	$10.32	$0.10	$1.35	$1.45	$(0.11)	$(0.11)	$11.66	14.14	%*	$28,767	0.45	%(2)	0.50	%(2)	1.94	%(2)	4%
2012	9.14	0.17	1.18	1.35	(0.17)	(0.17)	10.32	14.89	*	26,938	0.44		0.49		1.76		22
2011	8.63	0.16	0.53	0.69	(0.18)	(0.18)	9.14	7.98	*	28,099	0.34		0.39		1.67		22
2010	7.59	0.16	1.04	1.20	(0.16)	(0.16)	8.63	15.95	*	28,867	0.30		0.35		1.95		24
2009	7.04	0.14	0.56	0.70	(0.15)	(0.15)	7.59	10.25	*	26,184	0.33		0.38		2.16		14
2008	11.21	0.18	(4.16)	(3.98)	(0.19)	(0.19)	7.04	(35.96	)*	23,453	0.28		0.33		1.90		18

*	Total Return would have been lower had the Distributor not waived a portion of its fee.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	For the six month period ended April 30, 2013 (unaudited).
(1)	Per share data calculated using the average shares method.
(2)	Annualized.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

April 30, 2013 (Unaudited)

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 funds. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held. The financial statements herein are those of the United Association S&P 500 Index Fund (the “Fund”). The Fund is classified as a diversified investment company. The financial statements of the remaining funds are not presented herein, but are presented separately. The investment objective of the Fund is to provide investment results that, before fund expenses, approximate the aggregate price and dividend performance of the securities included in the Standard and Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”) by investing in securities comprising the S&P 500 Index. The Fund is registered to offer Class I and Class II Shares.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund.

Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00P.M. Eastern Time if a security’s primary exchange is normally open at that time) or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities generally reflect the last reported sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Money market securities and other debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Trust’s Board of Trustees (the “Board”). The Trust’s fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable

Notes to Financial Statements

April 30, 2013 (Unaudited)

inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

• Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As of April 30, 2013, all of the Fund’s investments were considered level 1, in accordance with ASC-820.

For the six months ended April 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the six months ended April 30, 2013, there were no Level 3 securities.

For the six months ended April 30, 2013, there have been no significant changes to the Fund’s fair value methodologies.

Valuation of Futures: Futures contracts are valued at the settlement price established each day by the board of the exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

Security Transactions and Investment Income: Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Interest income is recognized on the accrual basis from settlement date. Dividend income is recorded on the ex-date.

Investments in Real Estate Investment Trusts (“REITs”): Dividend income is recorded based on the income included in distributions from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

Futures Contracts: The Fund invests in S&P 500 Index futures contracts. The Fund’s investment in S&P 500 Index futures contracts is intended to assist the Fund in more closely approximating the performance of the S&P 500 Index. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a net realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, the changes in the value of the contract may not directly correlate with changes in the values of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. Futures contracts involve risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities to the extent of the contract amounts as listed within the Schedule of Investments. Refer to the Schedule of Investments for details regarding open futures contracts as of April 30, 2013, which is also indicative of activity during the six months ended April 30, 2013.

Federal Income Taxes: It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax

Notes to Financial Statements

April 30, 2013 (Unaudited)

expense in the Statement of Operations. During the six months ended April 30, 2013, the Fund did not incur any interest or penalties.

Classes: Class specific expenses, such as distribution fees, are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses: Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to shareholders at least annually.

3.	Transactions With Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

PNC Capital Advisors, LLC (the “Adviser”) and PNC Bank, National Association (the “Custodian”) are wholly owned subsidiaries of The PNC Financial Services Group, Inc. Fees of the Custodian are paid on the basis of net assets and transaction fees of the Fund. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Fund.

As disclosed in the Schedule of Investments, the Fund owns securities issued by BlackRock Inc., The PNC Financial Services Group, Inc. and PNC Advantage Institutional Money Market Fund, which are all affiliated with the Adviser. The following is a summary of the transactions with affiliates for the six months ended April 30, 2013.

Value 10/31/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 4/30/13	Dividend Income
BlackRock, Class A
$237,479	$—	$(23,206)	$87,486	$7,381	$309,140	$3,931

The PNC Financial Services Group, Inc.
$300,610	$—	$(24,793)	$46,938	$2,254	$325,009	$4,133

PNC Advantage Institutional Money Market Fund
$807,105	$5,757,895	$(5,382,254)	$—	$—	$1,182,746	$190

Totals:
$1,345,194	$5,758,273	$(5,430,253)	$134,424	$9,635	$1,816,895	$8,254

4.	Administration, Distribution, and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services at an annual rate of 0.02% of the Fund’s average daily net assets, subject to a minimum fee of $30,000 as described in the Administration Agreement. For more information on these fees please see the Fund’s current prospectus and Statement of Additional Information.

The Trust has adopted a Distribution Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. For Class II shares of the Fund, the maximum annual distribution fee under the Plan is 0.10% of the average daily net assets of the Class. The Distributor has voluntarily agreed to limit this amount to 0.05% of the Fund’s average daily net assets attributable to Class II shares from which the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Plan is characterized as a reimbursement plan since the distribution fee will be paid to the Distributor as reimbursement for expenses incurred for distribution related activity. Investors should understand that some Agents may charge their clients fees in connection with purchases of shares or the provision of shareholder services with respect to shares. For the six

Notes to Financial Statements

April 30, 2013 (Unaudited)

months ended April 30, 2013, the Distributor waived $6,885 in distribution fees.

State Street Bank & Trust Company serves as transfer agent and Boston Financial Data Services, Inc. serves as the servicing agent for the Fund under a transfer agency agreement with the Trust.

5.	Investment Advisory Agreement:

The Trust and the Adviser have entered into an investment advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser serves as the investment adviser and makes the investment decisions for the Fund and continuously reviews, supervises and administers the Fund’s investment program, subject to the supervision of, and policies established by, the Board.

For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.095% of the average daily net assets of the Fund.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments and U.S. Government securities, for the six months ended April 30, 2013, were as follows:

Purchases	$4,747,489
Sales	14,144,277

There were no purchases or sales of U.S. Government securities during the six months ended April 30, 2013.

7.	Federal Tax Information:

The Fund maintains an April 30th fiscal year end for tax reporting purposes. Amounts disclosed in the Fund’s fiscal year ended October 31, 2012 financial statements, with respect to Federal income tax disclosure, are based on the facts as of October 31, 2012 and are subject to change.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments, REIT reclass and expiration of capital loss carryforward. Permanent book and tax basis differences, relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-

capital. Accordingly, the following reclassifications have been made to/from the following accounts:

Increase Undistributed Net Investment Income	Increase Undistributed Accumulated Net Realized Gain	(Decrease) Paid in Capital
$4,610	$17,198,883	$(17,203,493)

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions paid during the years noted below were as follows:

	Ordinary Income	Total
2012	$1,311,690	$1,311,690
2011	2,455,607	2,455,607

As of April 30, 2013, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

Undistributed Ordinary Income	$95,280
Unrealized Appreciation	(16,230,049)

Total Accumulated Losses	$(16,134,769)

Post-October losses represent losses realized on investment transactions from November 1, 2012 through April 30, 2013, that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having risen in the following year.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

During the period ended April 30, 2013 , the Fund utilized $2,983,110 to offset capital gains and had expired capital loss carryforwards of $17,203,493.

For Federal income tax purposes, the cost of securities owned at April 30, 2013, and the net realized gains or losses on securities sold for the year were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been

Notes to Financial Statements

April 30, 2013 (Unaudited)

deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2013, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
$149,240,062	$22,560,948	$(38,831,542)	$(16,270,594)

8.	Other:

At April 30, 2013, 60% of total Class I Shares were held by five record Shareholders and 78% of the total Class II Shares were held by one record Shareholder. These Shareholders are comprised of omnibus accounts that were held on behalf of multiple underlying shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9.	Subsequent Event:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Disclosure of Fund Expenses

April 30, 2013 (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

•

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/12	Ending Account Value 4/30/13	Annualized Expense Ratios	Expenses Paid During Period*
United Association S&P 500 Index Fund — Class I
Actual Fund Return	$1,000.00	$1,143.50	0.40%	$2.13
Hypothetical 5% Return	1,000.00	1,022.81	0.40	2.01
United Association S&P 500 Index Fund — Class II
Actual Fund Return	$1,000.00	$1,141.40	0.45%	$2.39
Hypothetical 5% Return	1,000.00	1,022.56	0.45	2.26

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Approval of Investment Advisory Agreement

April 30, 2013 (Unaudited)

Board Considerations in Re-Approving the Advisory Agreement

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund (the “Trust”) must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board at the meeting and the other meetings held during the prior year, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year’s meeting held on February 12-13, 2013, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect any economies of scale being realized by the Adviser for the benefit of Fund investors, as discussed in further detail below.

At the meeting, a representative from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser’s fee and other aspects of the Advisory Agreement. Among other things, the representative provided an overview of the Adviser, including its history, assets under management, investment personnel, use of derivatives with respect to the Fund, approach to risk management and business contingency plan. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser’s oral presentation and any other information that the Board received at the meeting and prior meetings during the year, and deliberated on the renewal of the Advisory Agreement in light of this information.

Nature, Extent, and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

Investment Performance of the Fund and the Adviser

The Board was provided with information regarding the Fund’s performance since the Advisory Agreement was last renewed, as well as information regarding the Fund’s performance since its inception. The Board also compared the Fund’s performance to its benchmark index and other similar mutual funds over various periods of time. At the meeting, a representative from the Adviser provided information regarding and led a discussion of factors impacting the performance of the Fund over the past year, outlining current market conditions and explaining the Adviser’s expectations and strategies for the future. Based on this information, the Board concluded that it was satisfied with the investment results that the Adviser had been able to achieve for the Fund.

Costs of Advisory Services, Profitability and Economies of Scale

In concluding that the advisory fee payable by the Fund was reasonable, the Trustees reviewed, among other things, a report of the advisory fee paid by the Fund to the Adviser as well as the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and

Approval of Investment Advisory Agreement

April 30, 2013 (Unaudited)

noted that the Fund’s total fees and expenses were reasonable. The Board concluded that the advisory fee was reasonable in light of the services rendered and the costs of such services. In addition, the Board considered whether economies of scale were realized during the current contract period, but concluded that such economies of scale had not yet been achieved with respect to the Fund.

While formal Board action was not taken with respect to the conclusions discussed above, those conclusions formed, in part, the basis for the Board’s re-approval of the Advisory Agreement. Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Advisory Agreement for another year. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Notice to Shareholders

April 30, 2013 (Unaudited)

For shareholders that do not have an April 30, 2013 tax year end, this notice is for informational purposes only. For Shareholders with an April 30, 2013 tax year end, please consult your tax advisor as to the pertinence of this notice. For the tax year ended April 30, 2013, the portfolio is designating the following items with regard to distributions paid during the year.

Long Term Capital Gain Distribution (A)	Ordinary Income Distributions (B)	Total Distributions	Qualifying For Corporate Dividends Receivable Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends (4)	Short-Term Capital Gain Dividend (5)
0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%

Items (A) and (B) are based on the percentages of the Funds total distribution.

(1)	The percentage in this column represents dividends which qualify for the Corporate “Dividend Received Deduction,” and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.
(3)	The percentage in this column represents “U.S. Government Interest” derived from U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income tax.
(4)	The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.
(5)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distributions exempt from U.S. withholding tax when paid to foreign investors.

Investment Adviser:

PNC Capital Advisors, LLC

One Pratt Street, 5th Floor

Baltimore, MD 21202

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103-2921

Custodian:

PNC Bank, National Association

1900 East 9th Street, 13th Floor

Cleveland, OH 44114

UAF-SA-001-1000

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: July 8, 2013